SHARE PREMIUM ACCOUNT (Details) - Schedule of Share Premium Account - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure For Share Premium Account Explanatory [Abstract]
At 1 January	£ 17,751	£ 17,719	£ 17,634
Issued under employee share schemes	112	29	85
Redemption of preference shares	0	3	0
At 31 December	17,863	£ 17,751	£ 17,719
Preference shares, interest rate (in percent)		6.3673%
Redemption of preference shares	£ 3